Stockholders' Equity	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Stockholders' Equity
7.	Stockholders’ Equity
Details of the Company’s common stock and preferred stock are discussed in Note 8 of the 2022 Consolidated Financial Statements and are supplemented by the below new activities in the six-month
period ended June 30, 2023.
Common Shares:

i)	NASDAQ Notification
On June 17, 2022, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from May 5, 2022 to June 16, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until December 14, 2022. In December 2022, the Company received formal notification from the Listing Qualification Department of the Nasdaq Stock Market notifying the Company that it has been granted an additional
180-day
compliance period, or until June 12, 2023, to regain compliance with the minimum $
1.00
bid price per share requirement of Nasdaq’s Marketplace Rule 5550(a)(2). At the opening of trading on April 28, 2023, following an approval from the Company’s Board of Directors, the Company effected
1-for-15
reverse stock split of the Company’s common stock. On May 16, 2023 the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock (Note 1).

ii)	Equity Offerings
During the
six-month
period ended June 30, 2023, the Company completed a public offering of 3,287,062 shares of common stock resulting in gross proceeds of $12,095,253, or $11,896,666 in net proceeds.

iii)	Warrants
As of June 30, 2023, none of remaining warrants were exercised. The number of remaining warrants was adjusted to reflect the
1-for-15
reverse stock split on April 28, 2023. As such, as of June 30, 2023, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	2,867
Class B	786,800
Class C	5,218,591
Class D	2,076,667

Total	8,084,925

An aggregate of 291,194 additional common shares are potentially issuable upon exercise of the February 2022, March 2022 and May 2022 Representative Purchase Warrants.
Preferred Shares:
Aggregate dividends of $0.9 million were paid on the Company’s 795,878 Series A Preferred Shares during the six months ended June 30, 2023.